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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 10123

The North Country Funds

______________________________________________________________________________________________________________________

(Exact name of registrant as specified in charter)

150 Motor Parkway, Hauppauge, New York 11788

  (Address of principal executive offices)                                      (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

The Hauppauge Corporate Center

150 Motor Parkway

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A and Exhibit B is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           THE NORTH COUNTRY FUNDS

By (Signature and Title)*               /S/ Michael J. Wagner

                                                     Michael J. Wagner, President

Date August 1, 2005

* Print the name and title of each signing officer under his or her signature.

Item 1, Exhibit A

Vote Summary Report
Jul 01, 2004 - Sep 30, 2004

The North Country Funds - Equity Growth Fund
Investment Company Act file number: 811- 10123

Mtg	Company/		Management	Vote
Date/Type	Ballot Issues	Cusip	Recommended	Cast	Prpnent

07/16/04 - A	Dell Inc. *DELL*		24702R101
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Expense Stock Options	Against	For	ShrHoldr

07/27/04 - A	Vodafone Group PLC *VOD*		92857W100
Meeting for Holders of ADRs
	1	TO RECEIVE THE REPORT OF THE DIRECTORS AND FINANCIAL STATEMENTS	For	For	Mgmt
	2	TO APPROVE THE REMUNERATION REPORT	For	For	Mgmt
	3	TO RE-ELECT PETER BAMFORD AS A DIRECTOR	For	For	Mgmt
	4	TO RE-ELECT JULIAN HORN-SMITH AS A DIRECTOR	For	For	Mgmt
	5	TO RE-ELECT SIR DAVID SCHOLEY AS A DIRECTOR (MEMBER OF THE NOMINATIONS AND GOVERNANCE AND AUDIT COMMITTEE)	For	For	Mgmt
	6	TO ELECT LUC VANDEVELDE AS A DIRECTOR (MEMBER OF THE REMUNERATION COMMITTEE)	For	For	Mgmt
	7	TO APPROVE A FINAL DIVIDEND OF 1.07800 PENCE PER ORDINARY SHARE	For	For	Mgmt
	8	Ratify Auditors	For	For	Mgmt
	9	TO AUTHORIZE THE AUDIT COMMITTEE TO DETERMINE THE AUDITORS REMUNERATION	For	For	Mgmt
	10	TO AUTHORIZE DONATIONS UNDER THE POLITICAL PARTIES, ELECTIONS AND REFERENDUMS ACT 2000	For	For	Mgmt
	11	TO RENEW AUTHORITY TO ALLOT SHARES UNDER ARTICLE 16.2 OF THE COMPANY S ARTICLES OF ASSOCIATION	For	For	Mgmt
	12	TO RENEW AUTHORITY TO DISAPPLY PRE-EMPTION RIGHTS UNDER ARTICLE 16.3 OF THE COMPANY S ARTICLES OF ASSOCIATION+	For	For	Mgmt
	13	TO AUTHORIZE THE COMPANY S PURCHASE OF ITS OWN SHARES+	For	For	Mgmt
	14	TO AUTHORIZE THE COMPANY S PURCHASE OF ITS OWN SHARES PURSUANT TO CONTINGENT PURCHASE CONTRACTS AND OFF-MARKET PURCHASES+	For	For	Mgmt

07/28/04 - A	The St. Paul Travelers Companies, Inc. *STA*		792860108
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Approve Omnibus Stock Plan	For	For	Mgmt

08/11/04 - A	Forest Laboratories, Inc. *FRX*		345838106
	1	Elect Directors	For	Split	Mgmt
	1.1	Elect Director Howard Solomon --- For
	1.2	Elect Director William J. Candee, III --- For
	1.3	Elect Director George S. Cohan --- For
	1.4	Elect Director Dan L. Goldwasser --- For
	1.5	Elect Director Lester B. Salans --- For
	1.6	Elect Director Kenneth E. Goodman --- For
	1.7	Elect Director Phillip M. Satow --- Withhold
	2	Increase Authorized Common Stock	For	For	Mgmt
	3	Approve Stock Option Plan	For	For	Mgmt
	4	Ratify Auditors	For	For	Mgmt

09/23/04 - A	Flextronics International Ltd. *FLEX*		Y2573F102
Meeting for Holders of ADRs
	1	Elect Directors	For	For	Mgmt
	2	RE-APPOINTMENT OF PATRICK FOLEY AS A DIRECTOR OF THE COMPANY.	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt
	4	TO APPROVE AN AMENDMENT TO THE COMPANY S 1997 EMPLOYEE SHARE PURCHASE PLAN.	For	For	Mgmt
	5	TO APPROVE AMENDMENTS TO THE COMPANY S 2001 EQUITY INCENTIVE PLAN.	For	For	Mgmt
	6	TO APPROVE AN AMENDMENT TO THE COMPANY S 2001 EQUITY INCENTIVE PLAN TO ALLOW FOR ISSUANCES OF STOCK BONUSES.	For	For	Mgmt
	7	TO APPROVE THE CONSOLIDATION OF ORDINARY SHARES AVAILABLE UNDER OUR ASSUMED PLANS INTO OUR 2001 EQUITY INCENTIVE PLAN.	For	For	Mgmt
	8	TO APPROVE THE AUTHORIZATION FOR THE DIRECTORS OF THE COMPANY TO ALLOT AND ISSUE ORDINARY SHARES.	For	For	Mgmt
	9	TO APPROVE THE AUTHORIZATION FOR THE COMPANY TO PROVIDE $37,200 OF ANNUAL CASH COMPENSATION TO EACH OF ITS NON-EMPLOYEE DIRECTORS.	For	For	Mgmt
	10	TO APPROVE THE AUTHORIZATION FOR THE COMPANY TO PROVIDE AN ADDITIONAL $10,000 OF ANNUAL CASH COMPENSATION FOR EACH OF ITS NON-EMPLOYEE DIRECTORS FOR COMMITTEE PARTICIPATION.	For	For	Mgmt
	11	TO APPROVE THE AUTHORIZATION OF THE PROPOSED RENEWAL OF THE SHARE REPURCHASE MANDATE RELATING TO ACQUISITIONS BY THE COMPANY OF ITS OWN ISSUED ORDINARY SHARES.	For	For	Mgmt
	12	TO APPROVE THE AUTHORIZATION OF THE PROPOSAL APPROVAL OF A BONUS ISSUE.	For	For	Mgmt

Item 1, Exhibit A

Vote Summary Report
Oct 01, 2004 - Dec 31, 2004

The North Country Funds - Equity Growth Fund
Investment Company Act file number: 811- 10123

Mtg	Company/		Management	Vote
Date/Type	Ballot Issues	Cusip	Recommended	Cast	Prpnent

10/06/04 - A	Paychex, Inc. *PAYX*		704326107
	1	Elect Directors	For	Split	Mgmt
	1.1	Elect Director B. Thomas Golisano --- For
	1.2	Elect Director G. Thomas Clark --- Withhold
	1.3	Elect Director David J. S. Flaschen --- For
	1.4	Elect Director Phillip Horsley --- For
	1.5	Elect Director Grant M. Inman --- For
	1.6	Elect Director J. Robert Sebo --- For
	1.7	Elect Director Joseph M. Tucci --- For

11/03/04 - A	Linear Technology Corp. *LLTC*		535678106
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt

11/04/04 - A	Brinker International, Inc. *EAT*		109641100
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Adopt Smoke-Free Policy at all company-owned restaurants	Against	Against	ShrHoldr

11/09/04 - A	Microsoft Corp. *MSFT*		594918104
	1	Elect Directors	For	For	Mgmt
	2	Amend Bundled Compensation Plans	For	For	Mgmt
	3	Amend Bundled Compensation Plans	For	For	Mgmt
	4	Amend Stock Option Plan	For	For	Mgmt
	5	Ratify Auditors	For	For	Mgmt

11/18/04 - A	Cisco Systems, Inc. *CSCO*		17275R102
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Report on Pay Disparity	Against	Against	ShrHoldr

Item 1, Exhibit A
Vote Summary Report
Jan 01, 2005 - Mar 31, 2005

The North Country Funds - Equity Growth Fund
Investment Company Act file number: 811- 10123

Mtg	Company/		Management	Vote
Date/Type	Ballot Issues	Cusip	Recommended	Cast	Prpnent

03/22/05 - A	Fifth Third Bancorp *FITB*		316773100
	1	Elect Directors	For	For	Mgmt
	2	Approve Decrease in Size of Board	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt

Item 1, Exhibit A
Vote Summary Report
Apr 01, 2005 - Jun 30, 2005

The North Country Funds - Equity Growth Fund
Investment Company Act file number: 811- 10123

Mtg	Company/		Management	Vote
Date/Type	Ballot Issues	Cusip	Recommended	Cast	Prpnent

04/22/05 - A	Abbott Laboratories *ABT*		002824100
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Link Executive Compensation to Government Fines	Against	Against	ShrHoldr
	4	Performance- Based/Indexed Options	Against	For	ShrHoldr
	5	Eliminate Animal Testing	Against	Against	ShrHoldr
	6	Report on Political Contributions	Against	Against	ShrHoldr
	7	Report on Operational Imact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against	ShrHoldr
	8	Separate Chairman and CEO Positions	Against	Against	ShrHoldr

04/27/05 - A	American Express Co. *AXP*		025816109
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Company-Specific--Compensation-Related	Against	Against	ShrHoldr
	4	Report on Political Contributions	Against	Against	ShrHoldr

05/11/05 - A	Amgen, Inc. *AMGN*		031162100
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Eliminate Animal Testing	Against	Against	ShrHoldr
	4	Review/Limit Executive Compensation	Against	Against	ShrHoldr
	5	Adopt Retention Ratio for Executives	Against	For	ShrHoldr

04/27/05 - A	Anheuser-Busch Companies, Inc. *BUD*		035229103
	1	Elect Directors	For	For	Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For	Mgmt
	3	Amend Stock Option Plan	For	For	Mgmt
	4	Ratify Auditors	For	For	Mgmt

05/05/05 - A	Apache Corp. *APA*		037411105
	1	Elect Directors	For	For	Mgmt
	2	Approve Stock Option Plan	For	For	Mgmt
	3	Approve Omnibus Stock Plan	For	For	Mgmt
	4	Require a Majority Vote for the Election of Directors	Against	For	ShrHoldr
	5	Prohibit Auditor from Providing Non-Audit Services	Against	Against	ShrHoldr

05/05/05 - A	Avon Products, Inc. *AVP*		054303102
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Declassify the Board of Directors	For	For	Mgmt
	4	Amend Omnibus Stock Plan	For	For	Mgmt
	5	Disclose Charitable Contributions and Fundraising Efforts	Against	Against	ShrHoldr
	6	Reformulate Products to Remove Chemicals Banned by EU	Against	Against	ShrHoldr

04/27/05 - A	Bank of America Corp. *BAC*		060505104
	1	Elect Directors	For	Split	Mgmt
	1.1	Elect Director William Barnet, III --- For
	1.2	Elect Director Charles W. Coker --- For
	1.3	Elect Director John T. Collins --- For
	1.4	Elect Director Gary L. Countryman --- Withhold
	1.5	Elect Director Paul Fulton --- For
	1.6	Elect Director Charles K. Gifford --- For
	1.7	Elect Director W. Steven Jones --- For
	1.8	Elect Director Kenneth D. Lewis --- For
	1.9	Elect Director Walter E. Massey --- For
	1.10	Elect Director Thomas J. May --- For
	1.11	Elect Director Patricia E. Mitchell --- For
	1.12	Elect Director Edward L. Romero --- For
	1.13	Elect Director Thomas M. Ryan --- Withhold
	1.14	Elect Director O. Temple Sloan, Jr. --- For
	1.15	Elect Director Meredith R. Spangler --- For
	1.16	Elect Director Robert L. Tillman --- For
	1.17	Elect Director Jackie M. Ward --- For
	2	Ratify Auditors	For	For	Mgmt
	3	Report on Political Contributions	Against	Against	ShrHoldr
	4	Director Nominee Amendment	Against	Against	ShrHoldr

06/23/05 - A	Best Buy Co., Inc. *BBY*		086516101
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt

04/19/05 - A	Citigroup Inc. *C*		172967101
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Amend Omnibus Stock Plan	For	For	Mgmt
	4	Limit/Prohibit Awards to Executives	Against	Against	ShrHoldr
	5	Report on Political Contributions	Against	Against	ShrHoldr
	6	Prohibit Chairman From Management Duties, Titles or Responsibilities	Against	For	ShrHoldr
	7	Limit Executive Compensation	Against	Against	ShrHoldr
	8	Require a Majority Vote for the Election of Directors	Against	For	ShrHoldr
	9	Review/Limit Executive Compensation	Against	Against	ShrHoldr
	10	Adopt Simple Majority Vote	Against	For	ShrHoldr

05/04/05 - A	Danaher Corp. *DHR*		235851102
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Amend Omnibus Stock Plan	For	For	Mgmt
	4	Require a Majority Vote for the Election of Directors	Against	For	ShrHoldr

05/11/05 - A	Dentsply International, Inc. *XRAY*		249030107
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Amend Omnibus Stock Plan	For	For	Mgmt

04/22/05 - A	Dominion Resources, Inc. *D*		25746U109
	1	Elect Directors	For	For	Mgmt
	2	Approve Non-Employee Director Omnibus Stock Plan	For	For	Mgmt
	3	Approve Omnibus Stock Plan	For	For	Mgmt
	4	Ratify Auditors	For	For	Mgmt
	5	Report on Greenhouse Gas Emissions	Against	Against	ShrHoldr

04/19/05 - A	Dover Corp. *DOV*		260003108
	1	Elect Directors	For	For	Mgmt
	2	Other Business	For	Against	Mgmt

04/27/05 - A	E.I. Du Pont De Nemours & Co. *DD*		263534109
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Report on Government Service of Employees	Against	Against	ShrHoldr
	4	Implement ILO Code of Conduct	Against	Against	ShrHoldr
	5	Executive Compensation	Against	Against	ShrHoldr
	6	Eliminate Animal Testing	Against	Against	ShrHoldr
	7	Report on Genetically Modified Organisms	Against	Against	ShrHoldr
	8	Performance- Based/Indexed Options	Against	Against	ShrHoldr
	9	Report on PFOA Chemical Remediation	Against	Against	ShrHoldr

06/23/05 - A	eBay Inc. *EBAY*		278642103
	1	Elect Directors	For	For	Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For	Mgmt
	3	Increase Authorized Common Stock	For	For	Mgmt
	4	Ratify Auditors	For	For	Mgmt
	5	Performance- Based/Indexed Options	Against	For	ShrHoldr
	6	Require a Majority Vote for the Election of Directors	Against	For	ShrHoldr

05/06/05 - A	Ecolab, Inc. *ECL*		278865100
	1	Elect Directors	For	For	Mgmt
	2	Approve Omnibus Stock Plan	For	For	Mgmt
	3	Require a Majority Vote for the Election of Directors	Against	For	ShrHoldr
	4	Ratify Auditors	For	For	Mgmt

04/18/05 - A	Eli Lilly and Co. *LLY*		532457108
	1	Elect Directors	For	Split	Mgmt
	1.1	Elect Director G.M.C. Fisher --- Withhold
	1.2	Elect Director A.G. Gilman --- For
	1.3	Elect Director K.N. Horn --- Withhold
	1.4	Elect Director J. Rose --- For
	2	Ratify Auditors	For	For	Mgmt
	3	Separate Chairman and CEO Positions	Against	For	ShrHoldr
	4	Review and Report on Drug Reimportation Policy	Against	Against	ShrHoldr
	5	Report on Product Availability in Canada	Against	For	ShrHoldr
	6	Report on Political Contributions	Against	Against	ShrHoldr
	7	Adopt Policy on Performance-based Stock Option Grants	Against	For	ShrHoldr
	8	Eliminate Animal Testing	Against	Against	ShrHoldr

04/27/05 - A/S	ENCANA CORP[formerly PANCANADIAN ENERGY CORP *ECA.*		292505104
	1	Elect Directors	For	For	Mgmt
	2	Approve Auditors and Authorize Board to Fix Remuneration of Auditors	For	For	Mgmt
	3	Amend Employee Stock Option Plan	For	For	Mgmt
	4	Approve 2:1 Stock Split	For	For	Mgmt

05/25/05 - A	Exxon Mobil Corp. *XOM*		30231G102
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Political Contributions/Activities	Against	Against	ShrHoldr
	4	Review/Limit Executive Compensation	Against	Against	ShrHoldr
	5	Nominate Independent Directors with Industry Experience	Against	Against	ShrHoldr
	6	Report on Payments to Indonesian Military	Against	Against	ShrHoldr
	7	Adopt Policy Prohibiting Discrimination based on Sexual Orientation	Against	For	ShrHoldr
	8	Report on Potential Damage of Drilling in Protected Regions	Against	Against	ShrHoldr
	9	Disclose Information Supporting the Company Position on Climate Change	Against	Against	ShrHoldr
	10	Report on Company Policies for Compliance with the Kyoto Protocol	Against	For	ShrHoldr

04/19/05 - A	Fastenal Co. *FAST*		311900104
	1	Elect Directors	For	Split	Mgmt
	1.1	Elect Director Robert A. Kierlin --- Withhold
	1.2	Elect Director Stephen M. Slaggie --- Withhold
	1.3	Elect Director Michael M. Gostomski --- For
	1.4	Elect Director John D. Remick --- For
	1.5	Elect Director Henry K. McConnon --- For
	1.6	Elect Director Robert A. Hansen --- For
	1.7	Elect Director Willard D. Oberton --- Withhold
	1.8	Elect Director Michael J. Dolan --- For
	1.9	Elect Director Reyne K. Wisecup --- Withhold
	2	Ratify Auditors	For	For	Mgmt

05/11/05 - A	First Data Corp. *FDC*		319963104
	1	Elect Directors	For	For	Mgmt
	2	Amend Qualified Employee Stock Purchase Plan	For	For	Mgmt
	3	Amend Executive Incentive Bonus Plan	For	For	Mgmt
	4	Ratify Auditors	For	For	Mgmt
	5	Report on Outsourcing	Against	Against	ShrHoldr
	6	Amend Director/Officer Liability/Indemnifications Provisions	Against	Against	ShrHoldr

04/14/05 - A	Gannett Co., Inc. *GCI*		364730101
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Performance- Based/Indexed Options	Against	For	ShrHoldr
	4	Require a Majority Vote for the Election of Directors	Against	For	ShrHoldr

04/27/05 - A	General Electric Co. *GE*		369604103
	1	Elect Directors	For	Split	Mgmt
	1.1	Elect Director James I. Cash, Jr. --- For
	1.2	Elect Director William M. Castell --- For
	1.3	Elect Director Dennis D. Dammerman --- For
	1.4	Elect Director Ann M. Fudge --- For
	1.5	Elect Director Claudio X. Gonzalez --- Withhold
	1.6	Elect Director Jeffrey R. Immelt --- For
	1.7	Elect Director Andrea Jung --- For
	1.8	Elect Director Alan G. Lafley --- For
	1.9	Elect Director Ralph S. Larsen --- For
	1.10	Elect Director Rochelle B. Lazarus --- For
	1.11	Elect Director Sam Nunn --- For
	1.12	Elect Director Roger S. Penske --- For
	1.13	Elect Director Robert J. Swieringa --- For
	1.14	Elect Director Douglas A. Warner III --- For
	1.15	Elect Director Robert C. Wright --- For
	2	Ratify Auditors	For	For	Mgmt
	3	Provide for Cumulative Voting	Against	Against	ShrHoldr
	4	Report on Nuclear Fuel Storage Risks	Against	Against	ShrHoldr
	5	Report on PCB Clean-up Costs	Against	For	ShrHoldr
	6	Adopt Policy on Overboarded Directors	Against	For	ShrHoldr
	7	Prepare a Sustainability Report	Against	Against	ShrHoldr
	8	Political Contributions/Activities	Against	Against	ShrHoldr
	9	Eliminate Animal Testing	Against	Against	ShrHoldr

04/30/05 - A	Harley-Davidson, Inc. *HDI*		412822108
	1	Elect Directors	For	For	Mgmt
	2	Approve/Amend Employee Incentive Bonus Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt

05/18/05 - A	Intel Corp. *INTC*		458140100
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Amend Omnibus Stock Plan	For	For	Mgmt
	4	Amend Executive Incentive Bonus Plan	For	For	Mgmt

04/26/05 - A	International Business Machines Corp. *IBM*		459200101
	1	Elect Directors	For	Split	Mgmt
	1.1	Elect Director Cathleen Black --- For
	1.2	Elect Director Kenneth I. Chenault --- For
	1.3	Elect Director Juergen Dormann --- For
	1.4	Elect Director Michael L. Eskew --- Withhold
	1.5	Elect Director Carlos Ghosn --- For
	1.6	Elect Director Charles F. Knight --- For
	1.7	Elect Director Minoru Makihara --- For
	1.8	Elect Director Lucio A. Noto --- For
	1.9	Elect Director Samuel J. Palmisano --- For
	1.10	Elect Director Joan E. Spero --- For
	1.11	Elect Director Sidney Taurel --- For
	1.12	Elect Director Charles M. Vest --- For
	1.13	Elect Director Lorenzo H. Zambrano --- For
	2	Ratify Auditors	For	For	Mgmt
	3	Restore or Provide for Cumulative Voting	Against	For	ShrHoldr
	4	Eliminate Age Discrimination in Retirement Benefits	Against	Against	ShrHoldr
	5	Calculate Executive Salary Without Regard to Pension Income	Against	For	ShrHoldr
	6	Expense Stock Options	Against	Against	ShrHoldr
	7	Report on Executive Compensation	Against	Against	ShrHoldr
	8	Report on Outsourcing	Against	Against	ShrHoldr

05/10/05 - A	ITT Industries, Inc. *ITT*		450911102
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Increase Authorized Common Stock	For	For	Mgmt

04/28/05 - A	Johnson & Johnson *JNJ*		478160104
	1	Elect Directors	For	For	Mgmt
	2	Approve Omnibus Stock Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt

04/28/05 - A	Lockheed Martin Corp. *LMT*		539830109
	1	Elect Directors	For	Split	Mgmt
	1.1	Elect Director E.C. 'Pete' Aldridge, Jr. --- For
	1.2	Elect Director Nolan D. Archibald --- For
	1.3	Elect Director Marcus C. Bennett --- For
	1.4	Elect Director James O. Ellis, Jr. --- For
	1.5	Elect Director Gwendolyn S. King --- For
	1.6	Elect Director Douglas H. McCorkindale --- For
	1.7	Elect Director Eugene F. Murphy --- For
	1.8	Elect Director Joseph W. Ralston --- Withhold
	1.9	Elect Director Frank Savage --- Withhold
	1.10	Elect Director Anne Stevens --- For
	1.11	Elect Director Robert J. Stevens --- For
	1.12	Elect Director James R. Ukropina --- For
	1.13	Elect Director Douglas C. Yearley --- For
	2	Ratify Auditors	For	For	Mgmt
	3	Amend Omnibus Stock Plan	For	For	Mgmt
	4	Performance-Based/Indexed Options	Against	Against	ShrHoldr
	5	Adopt Simple Majority Vote Requirement for All Issues	Against	For	ShrHoldr
	6	Report on Pay Disparity	Against	Against	ShrHoldr
	7	and amend its code of conduct and policies related to bidding Review Code of Conduct on Military Contracts	Against	Against	ShrHoldr

05/27/05 - A	Lowe's Companies, Inc. *LOW*		548661107
	1	Elect Directors	For	For	Mgmt
	2	Amend Non-Employee Director Stock Option Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt

05/10/05 - A	Masco Corp. *MAS*		574599106
	1	Elect Directors	For	For	Mgmt
	2	Approve Omnibus Stock Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt

04/22/05 - A	Merrill Lynch & Co., Inc. *MER*		590188108
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Approve Non-Employee Director Restricted Stock Plan	For	For	Mgmt
	4	Provide for Cumulative Voting	Against	For	ShrHoldr
	5	Limit Executive Compensation	Against	Against	ShrHoldr

04/28/05 - A	NOBLE CORP *NE*		G65422100
Meeting for Holders of ADR's
	1	Elect Directors	For	For	Mgmt
	2	APPROVAL OF ADOPTION OF SPECIAL RESOLUTION OF MEMBERS TO AMEND ARTICLES OF ASSOCIATION TO INCREASE DIRECTOR RETIREMENT AGE.	For	For	Mgmt
	3	APPROVAL OF THE PROPOSAL REGARDING THE AMENDED AND RESTATED NOBLE CORPORATION 1992 NONQUALIFIED STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.	For	For	Mgmt
	4	APPROVAL OF THE PROPOSAL TO AMEND THE NOBLE CORPORATION EQUITY COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS.	For	For	Mgmt
	5	Ratify Auditors	For	For	Mgmt

05/04/05 - A	PepsiCo, Inc. *PEP*		713448108
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Report on Corporate Political Contributions	Against	Against	ShrHoldr

04/28/05 - A	Pfizer Inc. *PFE*		717081103
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Establish Term Limits for Directors	Against	Against	ShrHoldr
	4	Report on Pharmaceutical Price Restraint	Against	Against	ShrHoldr
	5	Review and Report on Drug Reimportation Policy	Against	Against	ShrHoldr
	6	Report on Political Contributions	Against	Against	ShrHoldr
	7	Report on Product Availability in Canada	Against	For	ShrHoldr
	8	Separate Chairman and CEO Positions	Against	For	ShrHoldr

04/26/05 - A	Praxair, Inc. *PX*		74005P104
	1	Elect Directors	For	For	Mgmt
	2	Amend Non-Employee Director Stock Option Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt

05/10/05 - A	Radian Group Inc. *RDN*		750236101
	1	Elect Directors	For	For	Mgmt
	2	Approve Omnibus Stock Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt

05/03/05 - A	Robert Half International Inc. *RHI*		770323103
	1	Elect Directors	For	For	Mgmt
	2	Approve Omnibus Stock Plan	For	Against	Mgmt
	3	Approve Executive Incentive Bonus Plan	For	For	Mgmt
	4	Ratify Auditors	For	For	Mgmt

04/29/05 - A	SBC Communications Inc. *SBC*		78387G103
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Approve Nonqualified Employee Stock Purchase Plan	For	For	Mgmt
	4	Report on Political Contributions	Against	Against	ShrHoldr
	5	Report on Executive Compensation	Against	Against	ShrHoldr
	6	Performance- Based/Indexed Options	Against	Against	ShrHoldr
	7	Adopt Simple Majority Vote	Against	For	ShrHoldr

05/25/05 - A	Southern Company *SO*		842587107
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Report on Political Contributions	Against	Against	ShrHoldr

06/13/05 - A	Staples, Inc. *SPLS*		855030102
	1	Elect Directors	For	For	Mgmt
	2	Amend Omnibus Stock Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt
	4	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	Against	ShrHoldr

06/24/05 - S	Symantec Corp. *SYMC*		871503108
	1	Approve Merger Agreement	For	For	Mgmt
	2	Increase Authorized Common Stock	For	For	Mgmt
	3	Adjourn Meeting	For	For	Mgmt

05/18/05 - A	Target Corporation *TGT*		87612E106
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt

04/06/05 - A	The Goldman Sachs Group, Inc. *GS*		38141G104
	1	Elect Directors	For	For	Mgmt
	2	Declassify the Board of Directors	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt

05/18/05 - A	The Hartford Financial Services Group, Inc. *HIG*		416515104
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Approve Omnibus Stock Plan	For	For	Mgmt
	4	Amend Executive Incentive Bonus Plan	For	For	Mgmt

05/19/05 - A	Tiffany & Co. *TIF*		886547108
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditor	For	For	Mgmt
	3	Amend Omnibus Stock Plan	For	For	Mgmt
	4	Approve Omnibus Stock Plan	For	For	Mgmt

04/13/05 - A	United Technologies Corp. *UTX*		913017109
	1	Elect Directors	For	For	Mgmt
	2	Ratify Auditors	For	For	Mgmt
	3	Approve Omnibus Stock Plan	For	For	Mgmt
	4	Increase Disclosure of Executive Compensation	Against	Against	ShrHoldr
	5	Adopt Ethical Criteria for Military Contracts	Against	Against	ShrHoldr
	6	Limit Executive Compensation	Against	Against	ShrHoldr

06/03/05 - A	Wal-Mart Stores, Inc. *WMT*		931142103
	1	Elect Directors	For	For	Mgmt
	2	Amend Omnibus Stock Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt
	4	Report on Executive Compensation	Against	For	ShrHoldr
	5	Prepare Sustainability Report	Against	For	ShrHoldr
	6	Report on Stock Option Distribution by Race and Gender	Against	For	ShrHoldr
	7	Report on Political Contributions	Against	Against	ShrHoldr
	8	Prepare Equal Opportunity Report	Against	For	ShrHoldr
	9	Require a Majority Vote for the Election of Directors	Against	For	ShrHoldr
	10	Require Majority of Independent Directors on Board	Against	Against	ShrHoldr
	11	Performance- Based/Indexed Options	Against	Against	ShrHoldr

04/26/05 - A	Wells Fargo & Company *WFC*		949746101
	1	Elect Directors	For	Split	Mgmt
	1.1	Elect Director J.A. Blanchard III --- For
	1.2	Elect Director Susan E. Engel --- For
	1.3	Elect Director Enrique Hernandez, Jr. --- For
	1.4	Elect Director Robert L. Joss --- For
	1.5	Elect Director Reatha Clark King --- For
	1.6	Elect Director Richard M. Kovacevich --- For
	1.7	Elect Director Richard D. McCormick --- For
	1.8	Elect Director Cynthia H. Milligan --- Withhold
	1.9	Elect Director Philip J. Quigley --- For
	1.10	Elect Director Donald B. Rice --- Withhold
	1.11	Elect Director Judith M. Runstad --- Withhold
	1.12	Elect Director Stephen W. Sanger --- For
	1.13	Elect Director Susan G. Swenson --- For
	1.14	Elect Director Michael W. Wright --- Withhold
	2	Amend Omnibus Stock Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt
	4	Adopt Policy on Payday Lenders	Against	Against	ShrHoldr
	5	Link Executive Compensation to Predatory Lending	Against	Against	ShrHoldr
	6	Performance- Based/Indexed Options	Against	For	ShrHoldr
	7	Limit Executive Compensation	Against	Against	ShrHoldr
	8	Separate Chairman and CEO Positions	Against	For	ShrHoldr

05/02/05 - A	Zimmer Holdings Inc *ZMH*		98956P102
	1	Elect Directors	For	For	Mgmt
	2	Amend Stock Option Plan	For	For	Mgmt
	3	Ratify Auditors	For	For	Mgmt
	4	Prohibit Auditor from Providing Non-Audit Services	Against	Against	ShrHoldr

THE NORTH COUNTRY FUNDS: INTERMEDIATE BOND FUND								Item 1
Investment Company Act file number: 811- 10123								Exhibit B
July 1, 2004 - June 30, 2005

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
NA	NA	NA	NA	NA	NA	NA	NA	NA